                             M.S.D. & T. FUNDS, INC.

                             Prime Money Market Fund
                          Government Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund

                         Supplement dated April 29, 2002
                   to the Prospectus dated September 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.       Government Money Market Fund
         ----------------------------

         The first paragraph under the heading "Principal Investment Strategies" on page 4 of the Prospectus is revised to read as follows:

         "The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by such obligations."

2.       Limited Maturity Bond Fund
         --------------------------

         The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 6 of the Prospectus is revised to read as follows:

         "The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities."

3.       Total Return Bond Fund
         ----------------------

         The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 9 of the Prospectus is revised to read as follows:

         "The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities."

4. The following paragraph is added under the heading "Additional Information about Risk" on pages 12-13 of the Prospectus:

         "Securities Lending
          ------------------

         To obtain interest income, each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action."

                             M.S.D. & T. FUNDS, INC.

                          Tax-Exempt Money Market Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund

                         Supplement dated April 29, 2002
                   to the Prospectus dated September 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.       Tax-Exempt Money Market Fund
         ----------------------------

         The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 2 of the Prospectus is revised to read as follows:

         "During normal market conditions, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in short-term municipal obligations that pay interest which is exempt from both regular federal income tax and the federal alternative minimum tax."

2.       Maryland Tax-Exempt Bond Fund
         -----------------------------

         The first paragraph under the heading "Principal Investment Strategies" on page 4 of the Prospectus is revised to read as follows:

         "The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations issued by the State of Maryland, its municipalities, counties and other taxing districts, and other government issuers (which may include issuers located outside Maryland) that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Maryland state and local taxes."

3.       Intermediate Tax-Exempt Bond Fund
         ---------------------------------

         The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 7 of the Prospectus is revised to read as follows:

         "The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest which is exempt from both regular federal income tax and the federal alternative minimum tax."

4.       National Tax-Exempt Bond Fund
         -----------------------------

         The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 10 of the Prospectus is revised to read as follows:

         "The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest which is exempt from both regular federal income tax and the federal alternative minimum tax."

                             M.S.D. & T. FUNDS, INC.

                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                         Supplement dated April 29, 2002
                   to the Prospectus dated September 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.       Equity Income Fund
         ------------------

         The first sentence of the second paragraph under the heading "Principal Investment Strategies" on page 5 of the Prospectus is revised to read as follows:

         "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stock, preferred stock and securities convertible into common stock."

2.       Equity Growth Fund
         ------------------

         (a) The first sentence of the second paragraph under the heading "Principal Investment Strategies" on page 8 of the Prospectus is revised to read as follows:

         "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stock, preferred stock and securities convertible into common stock."

         (b) The first seven sentences and the first part of the eighth sentence of the paragraph entitled "Equity Growth Fund" under the heading "Management of the Company - Investment Advisor" on page 29 of the Prospectus is revised to read as follows:

         "Christopher G. Frink, CFA, Vice President, with the guidance of Brian
         B. Topping, serves as the primary manager for the Fund. Mr. Frink has managed institutional equity and balanced portfolios at Mercantile and its predecessors since 1997. From 1995 to 1997, Mr. Frink was completing his Masters of Business Administration. Prior to that, Mr. Frink was a portfolio manager at Oxford Capital Management. Mr. Frink has ten years of investment experience. Mr. Frink served as co-manager of the Fund from September, 1999 until March, 2000. Mr. Topping, Vice Chairman of Mercantile Safe-

         Deposit & Trust Company, has been assisting in the management of the Fund since April 2002. Mr. Topping has managed institutional portfolios at Mercantile and its predecessors since 1976. Mr. Frink and Mr. Topping are assisted by the following team of Mercantile equity investment professionals...."

3.       International Equity Fund
         -------------------------

         The second sentence of the first paragraph under the heading "Principal Investment Strategies" on page 14 of the Prospectus is revised to read as follows:

         "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in the securities of issuers located in at least three different foreign countries."

4.       Diversified Real Estate Fund
         ----------------------------

         The first paragraph under the heading "Principal Investment Strategies" on page 17 of the Prospectus is revised to read as follows:

         "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of companies principally engaged in the real estate business. The Fund invests primarily in the equity securities of such companies, with an emphasis on common stock."

5. The following paragraph is added under the heading "Additional Information about Risk" on page 20 of the Prospectus:

         "Securities Lending
          ------------------

         To obtain interest income, each Fund other than the International Equity Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action."

                             M.S.D. & T. FUNDS, INC.

                         Supplement dated April 29, 2002
       to the Statement of Additional Information dated September 28, 2001


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       Government Money Market Fund
         ----------------------------

         The paragraph under the heading "Investment Objectives, Policies and Risks -- Government Money Market Fund" on page 4 of the Statement of Additional Information is revised to read as follows:

         "The Government Money Market Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by such obligations. This 80% policy may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

2.       Tax-Exempt Money Market Fund
         ----------------------------

         The last paragraph under the heading "Investment Objectives, Policies and Risks -- Tax-Exempt Money Market Fund" on pages 4-5 of the Statement of Additional Information is revised to read as follows:

         "As a matter of fundamental policy, during normal market conditions, at least 80% of the Tax-Exempt Money Market Fund's net assets plus any borrowings for investment purposes will be invested in municipal obligations the interest on which is exempt from regular federal income tax and is not treated as a specific tax preference item under the federal alternative minimum tax for either individuals or corporations. Up to 20% of the Fund's net assets may be invested in private activity bonds that are subject to the federal alternative minimum tax or taxable money market instruments, although the Fund does not intend to invest in such instruments on a regular basis."

3.       Growth & Income, Equity Income, Equity Growth and Capital Opportunities
         -----------------------------------------------------------------------
         Funds
         -----

         (a) The following paragraph is added under the heading "Investment Objectives, Policies and Risks -- Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds" on page 5 of the Statement of Additional Information:

         "Under normal circumstances, each of the Equity Income and Equity Growth Funds will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stock, preferred stock and securities convertible into common stock. This 80% policy of each Fund may be changed by the Board of Directors of the Company without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

         (b) The first sentence of the first paragraph under the heading "Investment Objectives, Policies and Risks -- Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds" on page 5 of the Statement of Additional Information is revised to read as follows:

         "Under normal circumstances, each of the Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds may invest up to 20% (25% with respect to the Growth & Income and Capital Opportunities Funds) of its net assets in debt securities."

4.       International Equity Fund
         -------------------------

         The following paragraph is added under the heading "Investment Objectives, Policies and Risks -- International Equity Fund" on page 6 of the Statement of Additional Information:

         "Under normal circumstances, the International Equity Funds will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. This 80% policy may be changed by the Board of Directors of the Company without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

5.       Diversified Real Estate Fund
         ----------------------------

         The first sentence of the first paragraph under the heading "Investment Objectives, Policies and Risks -- Diversified Real Estate Fund" on page 6 of the Statement of Additional Information is revised to read as follows:

         "Under normal circumstances, the Diversified Real Estate Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of companies principally engaged in the real estate business. This 80% policy may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

6.       Limited Maturity Bond Fund
         --------------------------

         The paragraph under the heading "Investment Objectives, Policies and Risks -- Limited Maturity Bond Fund" on pages 6-7 of the Statement of Additional Information is revised to read as follows:

         "The Limited Maturity Bond Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities. This 80% policy may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. Debt obligations in which the Fund invests include obligations of domestic and foreign corporations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; debt obligations of foreign, state and local governments and their political subdivisions; asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities with effective maturities of ten years or less; and money market instruments."

7.       Total Return Bond Fund
         ----------------------

         The first paragraph under the heading "Investment Objectives, Policies and Risks -- Total Return Bond Fund" on page 7 of the Statement of Additional Information is revised to read as follows:

         "The Total Return Bond Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities. This 80% policy may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. Debt obligations in which the Fund invests include obligations of domestic and foreign corporations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; debt obligations of foreign, state and local governments and their political subdivisions; asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities with effective maturities of ten years or less; and money market instruments."

8.       Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National
         -------------------------------------------------------------------
         Tax-Exempt Bond Funds
         ---------------------

         The first paragraph under the heading "Investment Objectives, Policies and Risks -- Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds" on pages 7-8 of the Statement of Additional Information is revised to read as follows:

         "As a matter of fundamental policy, except during temporary defensive periods as a result of adverse market, economic, political or other conditions, at least 80% of the net assets plus any borrowings for investment purposes of each of the Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund will be invested in securities the interest on which is exempt from federal income tax (including the federal alternative minimum tax) and, in the case of the Maryland Tax-Exempt Bond Fund, Maryland state and local taxes."


                                      -4-